Form N-1A Cover	Mar. 27, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Thompson IM Funds, Inc.
Entity Central Index Key	0000795264
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 27, 2025
Prospectus Date	Mar. 31, 2025